Pension Plans and Other Postretirement Benefits - Additional Information (Details) $ in Millions		12 Months Ended
	Sep. 30, 2015 Plan	Dec. 31, 2016 USD ($) Plan	Dec. 31, 2015 USD ($) Plan	Dec. 31, 2014 USD ($) Plan
Compensation and Retirement Disclosure [Abstract]
Employer's contributions under defined contribution plans		$ 295	$ 251	$ 238
Defined Benefit Plan Disclosure [Line Items]
Number of defined benefit plans | Plan		7	7	9
Multiemployer Plans, Pension
Defined Benefit Plan Disclosure [Line Items]
Period contributions		$ 15	$ 14	$ 14
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Settlement loss		$ 0	$ 0	3
Discount rate		4.00%	4.25%
Employer contributions		$ 25	$ 22	42
Estimated future employer contributions in next fiscal year		39
Benefit obligation		844	844	796
Net periodic pension cost		$ 27	$ 19	$ 21
Pension Plans | Level 1
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations percent		7.00%	21.00%
Pension Plans | Level 2
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations percent		93.00%	79.00%
Pension Plans | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations percent		94.00%	79.00%
Pension Plans | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations percent		5.00%	19.00%
Pension Plans | Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations percent		1.00%	2.00%
Pension Plans | Minimum
Defined Benefit Plan Disclosure [Line Items]
Settlement loss		$ 175
Expected long-term rate of return on plan assets		4.00%	5.75%
Rate of compensation increase		4.00%	4.00%
Pension Plans | Minimum | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations percent		80.00%
Pension Plans | Minimum | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations percent		0.00%
Pension Plans | Maximum
Defined Benefit Plan Disclosure [Line Items]
Settlement loss		$ 225
Expected long-term rate of return on plan assets		5.50%	6.75%
Rate of compensation increase		6.00%	6.00%
Pension Plans | Maximum | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations percent		100.00%
Pension Plans | Maximum | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations percent		20.00%
Tax Qualified Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Number of defined benefit plans | Plan	4	2	2	4
Discount rate		3.09%	3.25%
Unfunded Nonqualified Supplemental Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Number of defined benefit plans | Plan		5	5	5
Other Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Period contributions		$ 52	$ 60	$ 58
Benefit obligation		24	33
Net periodic pension cost		$ 1	$ 2	$ 1